INTANGIBLE ASSETS AND OTHERS, NET (Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Original amount	$ 2,186	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization	551	0
Intangible assets, net	1,635	0
Prepaid lease expenses
Acquired Finite-Lived Intangible Assets [Line Items]
Original amount	226	0
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	5 years
Original amount	330	0
Finite-Lived Intangible Assets, Accumulated Amortization	22	0
Customer related intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	3 years
Original amount	918	0
Finite-Lived Intangible Assets, Accumulated Amortization	102	0
backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life of intangible assets	6 months
Original amount	712	0
Finite-Lived Intangible Assets, Accumulated Amortization	$ 427	$ 0